Investment Strategy	Nov. 26, 2025
Arrow DWA Tactical: Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund primarily invests, either directly or indirectly through investments in exchange traded funds (“ETFs”) or other investment companies (including affiliated funds), in (i) equity securities, (ii) fixed income securities, or (iii) alternative assets. The Fund defines equity securities to include common and preferred stocks; and defines fixed income securities to include bonds, notes, debentures and bond futures; and defines alternative assets to include currency; options on currency, equity and commodity futures; derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to managed futures programs employed by limited partnerships, corporations operating as investment funds, and limited liability companies (“Underlying Funds”); commodities; master limited partnerships (“MLPs”); and real estate-related securities. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “DWA Balanced Subsidiary”).

The DWA Balanced Subsidiary will invest primarily in long commodity futures and options, Underlying Funds, and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the DWA Balanced Subsidiary’s derivative positions. When viewed on a consolidated basis, the DWA Balanced Subsidiary is subject to the same investment restrictions as the Fund. The Fund will consolidate the DWA Balanced Subsidiary for purposes of financial statements, leverage and concentration.

Arrow Investment Advisors, LLC (the “Advisor”) allocates the Fund’s portfolio among four market segments:

●	U.S. Equity, including sectors such as consumer goods, energy and healthcare as well as styles such as large cap growth and small cap value;

●	International Equity, including developed market countries such as Japan and emerging market countries such as Malaysia;

●	Fixed Income, such as U.S. Treasury or corporate bonds of any credit quality; and

●	Alternative Assets, such as commodities, futures, swaps, MLPs and real estate.

The Advisor allocates the Fund’s portfolio using research from Dorsey Wright & Associates (“DWA”), which comes from the DWA Balanced investment model (the “DWA Balanced model”), as well as the Advisor’s proprietary methodology. The DWA Balanced model is based on a technical analysis of historical price and return forecasts. Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices. The Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the returns of the components of the DWA Balanced model. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the DWA Balanced model. The Fund invests in securities without restriction as to capitalization, credit quality or country.

To maintain a balanced portfolio, the Fund will, under normal circumstances, invest:

●	from 25% to 70% in equity securities, including international and domestic equity securities;

●	from 25% to 60% in fixed income securities of any maturity and credit quality; and

●	from 10% to 50% in alternative assets, including through the DWA Balanced Subsidiary.

The Fund will invest within specific market segments when the research indicates a high probability that the applicable market segments are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among a market segment when the research indicates that such markets are likely to underperform the applicable universe. The Fund may be heavily invested in fixed-income securities, cash positions and similar securities when the research indicates these assets should significantly outperform the equity and/or alternative market segments. The Fund’s fixed income securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Advisor to be of comparable quality. The alternative asset market segment refers to investments that are historically non-correlated to either equity or fixed income investments such as commodities, MLPs or real estate.

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of its investment objective and the Fund’s investments in fixed income securities are intended to achieve the capital preservation component of its investment objective. Under normal circumstances, the Advisor expects that the Fund will invest a combined minimum of 35% in fixed income securities and in alternative investments. The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed income investments for reducing volatility and equities for increasing returns. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Arrow DWA Tactical: Macro Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund primarily invests, either directly or indirectly through investments in exchange traded funds (“ETFs”) and other investment companies (including affiliated funds), in (i) equity securities, (ii) fixed income securities, or (iii) alternative assets.

The Fund defines equity securities to include common and preferred stocks; and defines fixed income securities to include bonds, notes and debentures; and defines alternative assets to include currency, options on currency, equity and commodity futures, commodities, master limited partnerships (“MLPs”) and real estate-related securities. When appropriate, Arrow Investment Advisors, LLC (the “Advisor”), the Fund’s investment advisor may elect to invest in the underlying securities of a particular ETF. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “DWA Tactical Subsidiary”). The DWA Tactical Subsidiary will invest primarily in long commodity futures and options, as well as fixed income securities and other investments intended to serve as margin or collateral for the DWA Tactical Subsidiary’s derivative positions.

When viewed on a consolidated basis, the DWA Tactical Subsidiary is subject to the same investment restrictions as the Fund. The Fund will consolidate the DWA Tactical Subsidiary for purposes of financial statements, leverage and concentration.

Under normal circumstances, the Fund will invest:

●	From 0% to 100% of its assets in domestic and international (including emerging markets) equity securities;

●	From 0% to 100% of its assets in fixed income securities of any maturity and credit quality; and

●	From 0% up to 90% of its assets in alternative assets, including through the DWA Tactical Subsidiary.

The Advisor allocates the Fund’s portfolio using research from Dorsey Wright & Associates (“DWA”), which comes from the DWA Global Macro investment model (the “DWA Global Macro model”), as well as the Advisor’s proprietary methodology. The DWA Global Macro model is based on a technical analysis of historical price and return forecasts. Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices. The Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the returns of the components of the DWA Global Macro model. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the DWA Global Macro model. The Fund invests in securities without restriction as to capitalization, credit quality or country.

The Fund will invest within specific market segments when the research indicates a high probability that the applicable market segments are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among a market segment when the research indicates that such markets are likely to underperform the applicable universe. The Fund may invest heavily in fixed-income securities, cash positions and similar securities when the research indicates these assets should significantly outperform the equity and/or alternative market segments. The Fund’s fixed income securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Advisor to be of comparable quality. The alternative asset market segment refers to investments that are historically non-correlated to either equity or fixed income investments such as commodities, MLPs or real estate. In order to gain inverse exposure to the equity markets, the Fund may use the derivatives and futures described above. The Fund also may use currency futures.

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of the Fund’s investment objectives. At times, the Fund invests in fixed income securities in order to achieve the capital preservation component of the Fund’s investment objectives. The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed income investments for reducing volatility and equities for increasing returns. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

ARROW MANAGED FUTURES STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective by implementing a fixed income strategy and a managed futures strategy. The managed futures strategy generates capital appreciation by investing in limited partnerships, corporations operating as investment funds, and limited liability companies that employ the managed futures program of DUNN Capital Management, LLC (“Dunn”), a CTA registered with the U.S. Commodity Futures Trading Commission (collectively, “Underlying Funds”) and in derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to Dunn’s World Monetary and Agriculture Program (the “WMA Program”).

Dunn was founded in 1974 and started to implement the WMA Program in 1984. The WMA Program uses quantitative modeling to develop and maintain systematic trading strategies driven by data across financial (such as foreign and domestic equity and debt futures and foreign currency futures) and commodity markets.

The WMA Program was designed to analyze market data to identify trends and relationships occurring within and across markets and asset classes. The WMA Program is constructed to identify price trends (both up and down) in physical commodities and financial futures markets. The WMA Program allocates assets across a blend of financial and commodity futures (including, interest rates, equity indices, and currencies, and physical commodities, such as, energy, metals and agriculture). The financial futures and physical commodity components are positioned either long, flat or short based on the systematic trading strategy. A future is a financial contract obligating the buyer to purchase an asset (or the seller to sell an asset), such as a physical commodity or a financial instrument, at a predetermined future date and price. The WMA Program consists of trend following and other quantitative strategies that aim for low correlation to traditional asset classes such as equities and fixed income and are diversified by investment style, information source, investment holding period and instrument.

The Fund executes its managed futures strategy primarily by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Arrow MFT Subsidiary”). The Arrow MFT Subsidiary will invest the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions. The Arrow MFT Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

To the extent Arrow Investment Advisors, LLC (the “Advisor”) is utilizing derivatives to gain exposure to the WMA Program, it is anticipated that the Fund will use a swap (the “Swap”), which is a type of derivative instrument based on an Underlying Asset, designed to replicate the aggregate returns of the WMA Program. The Swap is based on a notional amount agreed upon by the Advisor and the counterparty. The Advisor may add or remove managers from the Swap or adjust the notional exposure between the managers within the Swap. Generally, the fees and expenses of the Swap are based on the notional value. The Underlying Asset is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers.

Prospective investors should note that Dunn is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Arrow MFT Subsidiary and does not make recommendations or representations with respect to the Fund or the Arrow MFT Subsidiary. Other than reviewing the description of the WMA Program, Dunn has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with Dunn, will not have voting rights or a direct interest in any Dunn fund, and will have no standing or recourse against Dunn with respect to the Fund, its operations or performance.

In addition, while the Fund and the Arrow MFT Subsidiary may gain exposure to the WMA Program through one or more trading companies that employ the WMA Program and/or derivative instruments such as swap agreements that provide exposure to the WMA Program, neither the Fund nor the Arrow MFT Subsidiary will have a direct interest in any Dunn fund.

The Fund executes its fixed income strategy primarily by investing directly or indirectly through other funds (including affiliated funds) in U.S. government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less. The Fund’s fixed income strategy is primarily used to collateralize its derivative positions. The Fund’s strategy aims to achieve capital appreciation and absolute returns over the long-term. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

ARROW VALTORO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to capture upside participation in Bitcoin futures while limiting downside risk and volatility through tactical exposure to instruments lined to Bitcoin futures, gold futures, and cash equivalents. The Fund does not invest directly in Bitcoin or physical gold.

The advisor uses quantitative research that follows the methods of the AI Tactical Bitcoin Index to determine the anticipated rise and fall of Bitcoin and Gold value. The Index is designed and maintained by an indirect affiliate of the advisor and is intended to capture Bitcoin uptrends while incorporating tactical exposure to gold and cash to attempt to minimize the downside risk and volatility when compared to a pure Bitcoin investment. The advisor allocates assets by incorporating three long-term trend-following models that employ a rules-based methodology that largely depends on the relative performance of Bitcoin and gold, and the Fund’s portfolio will change based on the indicators described below.

Bitcoin to Gold Model. When the relative trends of Bitcoin compared to gold weaken, based on the model’s “Bitcoin to Gold Indicator,” the exposure to Bitcoin futures is reduced, and exposure to gold futures increases.

Bitcoin to Cash Model. When the relative trends of Bitcoin compared to cash weaken, based on the model’s “Bitcoin to Cash Indicator,” the exposure to Bitcoin futures is reduced, and exposure to cash increases.

Gold to Cash Model. When the relative trends of gold compared to cash weaken, based on the model’s “Gold to Cash Indicator,” the exposure to gold futures is reduced, and exposure to cash increases.

The Fund may obtain exposure to Bitcoin and gold futures directly through its Cayman Islands subsidiary or indirectly by investing in exchange-traded funds (“ETFs”) that qualify as regulated investment companies (“RICs”) and that seek to provide exposure to Bitcoin or gold exclusively through futures contracts. These ETF holdings are used as a complement or substitute for direct futures exposure when market conditions, including margin efficiency and liquidity, make them operationally preferable.

In particular, the Fund may allocate between 5% and 50% of its total assets to RIC-compliant Bitcoin futures ETFs (e.g., BITO, XBTF, BITX) during periods of elevated futures margin requirements. Gold exposure may be achieved through a combination of Cayman-held gold futures and RIC ETFs. Allocation to such ETFs will be monitored to ensure compliance with applicable diversification and issuer limitations under Subchapter M of the Internal Revenue Code.

The Fund may maintain an exposure of (1) between 0% and 95% of its net assets in instruments derived from Bitcoin futures, (2) between 0% and 85% of its net assets in instruments derived from Gold futures, and (3) between 0% and 100% of its net assets in cash and cash equivalents. These exposures are determined based on the advisor’s model-driven process and may shift significantly depending on prevailing market conditions and trend signals.

The advisor tactically allocates the Fund’s assets, and the Fund may have a significant allocation to cash investments for prolonged periods of time when the advisor expects Bitcoin or gold to fall in value.

The name “Arrow Valtoro ETF” is a brand name selected by the Advisor. It does not refer to any specific industry, asset class, trading platform, service, investment strategy, or investment program. The term “Valtoro,” as used in the Fund’s name, is a proprietary designation created by the Advisor and has no affiliation with, and should not be confused with, any third-party entity that may use a similar name.

Bitcoin Futures

Bitcoin is a digital asset, commonly referred to as a “cryptocurrency.” The ownership and operation of Bitcoin is determined by participants in an online, peer-to-peer network commonly referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible open-source software that follows the rules governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol. The value of Bitcoin is not backed by any government, corporation, or other entity.

Rather, its value is determined by the supply and demand in markets created to facilitate trading of Bitcoin. Ownership records and transaction records for Bitcoin are protected through public-key cryptography. The supply of Bitcoin is determined by the “Bitcoin Protocol.” No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (i) a decentralized group of participants running software that results in the recording and validation of transactions (this group is commonly referred to as “miners”), (ii) software developers who propose improvements to the Bitcoin Protocol and related software and (iii) users who choose which version of the Bitcoin software to run. Occasionally, developers suggest changes to the Bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the Bitcoin software, may be created. This is referred to as a “fork.”

The Fund achieves exposure to Bitcoin through U.S. Bitcoin futures. Bitcoin futures are intended to track, although not lockstep, the price of Bitcoin. The Fund only invests in standardized, cash-settled Bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Chicago Mercantile Exchange (the “CME”). As of the date of this Prospectus, only the CME has such contracts. The value of Bitcoin futures is determined by reference to the CME CF Bitcoin Reference Rate, which is designed to provide an indication of the price of Bitcoin across certain cash Bitcoin exchanges. The Fund invests primarily in front-month Bitcoin futures. Front-month Bitcoin futures contracts are those contracts with the shortest time to maturity.

Gold Futures

The Fund achieves exposure to gold through gold futures. Gold futures are intended to track, although not lockstep, the price of gold. The Fund invests in standardized gold futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Commodity Exchange Inc. (commonly known as COMEX), which is a part of the Chicago Mercantile Exchange Group. The value of gold futures is determined by reference to 100 troy ounces of gold subject to an assay minimum of 995 fineness (i.e. 99.5% pure). The advisor invests primarily in front-month gold futures. Front-month gold futures contracts are those contracts with the shortest time to maturity.

Investing through a Subsidiary

To achieve exposure to Bitcoin futures and gold futures consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies, the Fund employs a subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Bitcoin futures and gold futures, as well as cash equivalents, which are intended to serve as margin or collateral for the Subsidiary’s investments in futures. When viewed on a consolidated basis, the Subsidiary is subject to the same investment restrictions as the Fund.

The Fund consolidates the Subsidiary for purposes of financial statements, leverage and concentration. The advisor is solely responsible for managing the assets of the Subsidiary.

Cash Investments

The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles. These include (i) U.S. Treasury Bills (U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government); or (ii) Repurchase Agreements (contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price). Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions. A portion of cash investments serve as collateral for investments in Bitcoin and gold futures held by the Subsidiary.

Borrowing

The Fund may engage in reverse repurchase agreements and use the proceeds for investment purposes. Reverse repurchase agreements are contracts in which the Fund is a seller of securities under an agreement to buy the securities back at a specified time and price. Reverse repurchase agreements are used by the Fund as an indirect means of borrowing.